CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Disclosure of Allowance for Expected Credit Losses - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets	£ 6,132	£ 3,380
Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Loans and advances to customers	600	600
The Group
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Total allowance for impairment loss	6,132	3,380
Loans and advances to customers	480,141	474,470
The Group | Drawn balance
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets	5,706	3,207
The Bank
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Total allowance for impairment loss	2,558	1,336
Loans and advances to customers	178,269	177,569
The Bank | Drawn balance
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets	£ 2,313	£ 1,246